RISK MANAGEMENT - Credit quality of the borrower (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Debt instruments held	$ 191,409,730	$ 182,282,743
Stage 1
RISK MANAGEMENT
Debt instruments held	156,253,029	159,769,601
Stage 2
RISK MANAGEMENT
Debt instruments held	18,778,668	10,000,338
Stage 3
RISK MANAGEMENT
Debt instruments held	16,378,033	12,512,804
Commercial
RISK MANAGEMENT
Debt instruments held	98,659,287	92,768,553
Commercial | Stage 1
RISK MANAGEMENT
Debt instruments held	80,863,445	80,068,756
Commercial | Stage 2
RISK MANAGEMENT
Debt instruments held	8,203,659	4,763,023
Commercial | Stage 3
RISK MANAGEMENT
Debt instruments held	9,592,183	7,936,774
Consumer
RISK MANAGEMENT
Debt instruments held	41,055,939	39,700,670
Consumer | Stage 1
RISK MANAGEMENT
Debt instruments held	33,766,023	35,957,631
Consumer | Stage 2
RISK MANAGEMENT
Debt instruments held	4,599,535	1,969,289
Consumer | Stage 3
RISK MANAGEMENT
Debt instruments held	2,690,381	1,773,750
Mortgage
RISK MANAGEMENT
Debt instruments held	25,959,112	23,983,283
Mortgage | Stage 1
RISK MANAGEMENT
Debt instruments held	21,676,563	21,584,674
Mortgage | Stage 2
RISK MANAGEMENT
Debt instruments held	3,093,690	1,340,380
Mortgage | Stage 3
RISK MANAGEMENT
Debt instruments held	1,188,859	1,058,229
Small Business
RISK MANAGEMENT
Debt instruments held	1,232,075	1,279,408
Small Business | Stage 1
RISK MANAGEMENT
Debt instruments held	965,822	1,088,656
Small Business | Stage 2
RISK MANAGEMENT
Debt instruments held	109,655	70,219
Small Business | Stage 3
RISK MANAGEMENT
Debt instruments held	156,598	120,533
Financial Leases
RISK MANAGEMENT
Debt instruments held	24,503,317	24,550,829
Financial Leases | Stage 1
RISK MANAGEMENT
Debt instruments held	18,981,176	21,069,884
Financial Leases | Stage 2
RISK MANAGEMENT
Debt instruments held	2,772,129	1,857,427
Financial Leases | Stage 3
RISK MANAGEMENT
Debt instruments held	$ 2,750,012	$ 1,623,518